Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Parties	Relationship	Nature	December 31, 2021	December 31, 2022	December 31, 2022
			RMB	RMB	USD
Yang Cui	Executive director of Beijing WiMi	Loan	16,100,000	—	—
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	71,036,490	42,421,345	6,090,995
Total:			87,136,490	42,421,345	6,090,995
Current portion of related party loan			20,000,000	42,421,345	6,090,995
Related party loan – non-current			67,136,490	42,421,345	6,090,995

Schedule of maturities
Twelve months ending December 31,	RMB	USD
2023	42,421,345	6,090,995
2024	—	—
Total	42,421,345	6,090,995

Schedule of non interest bearing and due on demand
	December 31, 2021	December 31, 2022	December 31, 2022

	RMB	RMB	USD
Other payables Related Party-Joyous Dragon	—	1,067,903	153,333